CONVERTIBLE NOTES (Tables)	3 Months Ended
Sep. 30, 2023
Convertible Notes
Schedule of convertible notes

Note Holder	Date	Maturity Date	Interest	Balance June 30, 2023	Additions	Conversions	Balance September 30, 2023
Private investor	3/28/2022	7/31/2022	14%	$310,000	$–	$–	$310,000
Quick Capital LLC	2/7/2023	11/8/2023	12%	60,556	–	(21,898)	38,658
AES Capital Management, LLC	2/8/2023	2/7/2024	10%	38,000	–	(12,500)	25,500
Rock Bay Partners			10%	35,700	–	–	35,700
1800 Diagonal Lending, LLC	6/8/2023	3/8/2024	9%	57,750	–	–	57,750
Total				$502,006	$–	$(34,398)	$467,608
Less debt discount				$(105,354)			$(56,197)
Convertible notes payable, net				$396,652			$411,411

Schedule of derivative liabilities

A summary of the activity of the derivative liability for the notes above is as follows:

Balance at June 30, 2023	$1,010,145
Increase to derivative due to new issuances	–
Decrease to derivative due to conversion	(32,345)
Derivative loss due to mark to market adjustment	36,159
Balance at September 30, 2023	$1,013,959

Schedule of fair value assumptions

Inputs	September 30, 2023	Initial Valuation
Stock price	$0.0011	$0.015 - 0.42
Conversion price	$0.0004 - 0.00005	$0.015 - 0.2995
Volatility (annual)	210.61% - 235.86%	265.91% - 381.28%
Risk-free rate	5.53% – 5.55%	0.59% - 5.12%
Dividend rate	–	–
Years to maturity	.25 - 0.58	0.34 - 1